Commitments and Contingencies	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 5,250,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On November 13, 2020, the underwriters partially exercised the over-allotment option and on November 17, 2020, purchased an additional 2,500,000 Over-Allotment Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on November 17, 2020, the underwriters were entitled to an additional fee of $500,000 paid upon closing, and $875,000 in deferred underwriting commissions.

Deferred Legal Fees

The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination. In the event, either (x) the initial Business Combination is not consummated within two years of the Initial Public Offering and the proceeds of the Initial Public Offering are returned to investors, or (y) the legal counsel declined to represent the Company in the initial Business Combination due to a conflict, the legal counsel will write off such deferred amounts.

The deferred amount is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of December 31, 2020.

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 5,250,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On November 13, 2020, the underwriters partially exercised the over-allotment option and on November 17, 2020, purchased an additional 2,500,000 Over-Allotment Units.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $7.00 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $12.25 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on November 17, 2020, the underwriters were entitled to an additional fee of $500,000 paid upon closing, and $875,000 in deferred underwriting commissions.

Deferred Legal Fees

The Company’s legal counsel agreed to defer their fees in excess of $250,000 until the consummation of the Company’s initial Business Combination. In the event, either (x) the initial Business Combination is not consummated within two years of the Initial Public Offering and the proceeds of the Initial Public Offering are returned to investors, or (y) the legal counsel declined to represent the Company in the initial Business Combination due to a conflict, the legal counsel will write off such deferred amounts.

The deferred amount is an unrecognized contingent liability, as closing of a potential business combination was not considered probable as of June 30, 2021. As of June 30, 2021, there was approximately 5.0 million in deferred legal fees.

Xos, Inc. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 10. Commitments and Contingencies

Operating Leases

The Company leases office space, certain facilities and other equipment under operating lease agreements that expire at various dates. Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of June 30, 2021 (in thousands):

2021 (remaining six months)	$268
2022	1,124
2023	1,158
2024	1,192
2025	1,228
Thereafter	1,370
Total Future Minimum Lease Payments	$6,340

Rent expense totaled $279,000 and $58,000 for the six months ended June 30, 2021 and 2020, respectively. Certain of the Company’s lease agreements contain escalation clauses, and accordingly, the Company straight-lines the rent expense over the lease term.

Legal Contingencies

Legal claims may arise from time to time in the normal course of business, the results of which may have a material effect on the Company’s accompanying consolidated financial statements. As of June 30, 2021, the Company was not a party to any legal proceedings, that individually or in the aggregate, are reasonably expected to have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

Cal Savers Legislation

On September 26, 2016, California governor Jerry Brown signed Senate Bill 1234 implementing a program to address the growing problem of workers not being adequately prepared for retirement. Senate bills 1234 and 923 provided the framework for a state sponsored program that allowed for employees to contribute to a retirement savings program at jobs that did not offer a retirement plan. The legislation required employers to allow employees to contribute to a state sponsored retirement plan or similarly comparable retirement plan or else have the employee opt-out of participating in the plan.

On July 1, 2019, the plan officially launched state-wide with a tiered effective date based on the number of employees. As of June 30, 2021, the Company had more than 100 employees and was therefore required to implement compliance. The Company has finalized the implementation of a standard 401(k) plan for all employees to meet the requirements of Cal Savers. The Company’s Board approved the plan during its June 2021 meeting, and the plan became effective during the month ended June 30, 2021.

Note 13. Commitments and Contingencies

Operating Leases

The Company leases office space, certain facilities and other equipment under operating lease agreements that expire at various dates. Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of December 31:

2020	$45
2021	98
2022	—
2023	—
2024	—
Thereafter	—
Total Future minimum lease payment	$143

Rent expense totaled $234 for the year ended December 31, 2020. Certain of the Company’s lease agreements contain escalation clauses, and accordingly, the Company straight-lines the rent expense over the lease term.

Litigation

As of the date of the audited consolidated financial statements, the Company was not a party to any legal proceedings, that individually or in the aggregate, are reasonably expected to have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

Cal Savers Legislation

On September 26, 2016, California governor Jerry Brown signed Senate Bill 1234 implementing a program to address the growing problem of workers not being adequately prepared for retirement. Senate bills 1234 and 923 provided the framework for a state sponsored program that allowed for employees to contribute to a retirement savings program at jobs that did not offer a retirement plan. The legislation required employers to allow employees to contribute to a state sponsored retirement plan or similarly comparable retirement plan or else have the employee opt-out of participating in the plan.

On July 1, 2019 the plan officially launched state-wide with a tiered effective date based on the number of employees. As of December 31, 2020, the Company had less than 100 employees and was therefore required to implement compliance by June 30, 2021. The Company is currently evaluating various retirement savings options to implement in order to be compliant with the state legislation.